Share-Based Compensation - Restricted Stock Units Narratives (Details) $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares vesting period	2 years 6 months
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	4 years
Stock option vesting right percentage	25.00%
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	3 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	3 years
Share based compensation not yet recognized for unvested shares other than options | $	$ 2.0
Share based compensation not yet recognized for unvested shares vesting period	2 years 6 months
Share-based compensation arrangement by share-based payment award, shares issued in period | shares	920,000
RSUs | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	18 months
Stock option vesting right percentage	50.00%
RSUs | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	18 months
Stock option vesting right percentage	50.00%